Deposits and Subordinated Debt - Summary of Deposits (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure Of Deposits [Line Items]
Interest bearing	$ 91,351
Non-interest bearing	86,021
Payable after notice	387,093
Payable on a fixed date	453,369
Deposits	1,017,834	$ 976,202
Non interest bearing deposits	45,438	43,766
Unencumbered liquid assets	26,570	27,819
U.S. dollars
Disclosure Of Deposits [Line Items]
Deposits liabilities	535,463	508,058
Non USD Non CAD
Disclosure Of Deposits [Line Items]
Deposits liabilities	69,542	59,697
Bank Recapitalization (Bail-In) Regime
Disclosure Of Deposits [Line Items]
Payable on a fixed date	73,838	62,843
Canada
Disclosure Of Deposits [Line Items]
Interest bearing	75,730
Non-interest bearing	73,850
Payable after notice	176,883
Payable on a fixed date	315,587
Deposits	642,050	620,858
United States
Disclosure Of Deposits [Line Items]
Interest bearing	15,514
Non-interest bearing	12,171
Payable after notice	206,070
Payable on a fixed date	77,626
Deposits	311,381	305,472
Other countries
Disclosure Of Deposits [Line Items]
Interest bearing	107
Non-interest bearing	0
Payable after notice	4,140
Payable on a fixed date	60,156
Deposits	64,403	49,872
Total amortized cost deposits
Disclosure Of Deposits [Line Items]
Interest bearing	91,351
Non-interest bearing	86,021
Payable after notice	387,093
Payable on a fixed date	388,690
Deposits	953,155	920,040
Banks
Disclosure Of Deposits [Line Items]
Interest bearing	4,313
Non-interest bearing	1,924
Payable after notice	1,316
Payable on a fixed date	27,309
Deposits	34,862	27,621
Business and government
Disclosure Of Deposits [Line Items]
Interest bearing	82,965
Non-interest bearing	44,683
Payable after notice	229,298
Payable on a fixed date	265,379
Deposits	622,325	585,497
Individuals
Disclosure Of Deposits [Line Items]
Interest bearing	4,073
Non-interest bearing	39,414
Payable after notice	156,479
Payable on a fixed date	96,002
Deposits	295,968	306,922
Deposits at FVTPL
Disclosure Of Deposits [Line Items]
Interest bearing	0
Non-interest bearing	0
Payable after notice	0
Payable on a fixed date	64,679
Deposits	$ 64,679	$ 56,162